Repurchase of shares (Tables)	6 Months Ended
Jun. 30, 2020
2018 Share Repurchase Program
Share Repurchase Program [Line Items]
Summary of the shares repurchased

The following table is a summary of the shares repurchased by the Company during 2018 and 2019 under the 2018 Share Repurchase Program. All shares were purchased through publicly purchasing from the open market pursuant to the 2018 Share Repurchase Program.

Period	Total number of ADSs purchased as part of the publicly announced plan	Average price paid per ADS

March 2019	13,240	3.721
May 2019	5,300	3.844
June 2019	107,034	3.855
For the six months ended June 30, 2019	125,574

2020 Share Repurchase Program
Share Repurchase Program [Line Items]
Summary of the shares repurchased

The following table is a summary of the shares repurchased by the Company during 2020 under the 2020 Share Repurchase Program. All shares were purchased through publicly purchasing from the open market pursuant to the 2020 Share Repurchase Program.

Period	Total number of ADSs purchased as part of the publicly announced plan	Average price paid per ADS

June 2020	128,266	5.28
For the six months ended June 30, 2020	128,266